Non-current assets held for sale - Breakdown (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current assets held for sale
Non-current assets held for sale	$ 773	$ 551	$ 935
Gains/(losses) on disposal of non-current assets held for sale not classified as discontinued operations (net)	$ 20	$ 9	$ 42